Business, Organization, and Liquidity (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Total stockholders' deficit	$ 1,912,517	$ 612,716	$ 640,487
Cash	0	22,790	0
Convertible debt, net	$ 562,495	$ 532,616	$ 419,568